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                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                            Telephone: (215) 988-2700
                               Fax: (215) 988-2757

                                                   August 6, 2002


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

                  Re:      Excelsior Tax-Exempt Funds, Inc.
                           File Nos. 2-93068/811-4101

Ladies and Gentlemen:

     On behalf of Excelsior Tax-Exempt Funds, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Company hereby certifies that the:

          a) Prospectus for the Short-Term Tax-Exempt Securities,
          Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt, New York Intermediate-Term Tax-Exempt and California Tax-Exempt Income Funds dated August 1, 2002;

          b) Prospectus for the Tax-Exempt Money and New York Tax-Exempt Money Funds dated August 1, 2002;

          c) Statement of Additional Information for the Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds dated August 1, 2002;

          d) Statement of Additional Information for the New York
          Intermediate-Term Tax-Exempt Fund dated August 1, 2002;

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          e) Statement of Additional Information for the California Tax-Exempt
          Income Fund dated August 1, 2002; and

          f) Statement of Additional Information for the Tax-Exempt Money and New York Tax-Exempt Money Funds dated August 1, 2002 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed electronically with the Securities and Exchange Commission on July 31, 2002.

     Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1146.

                                                          Very truly yours,

                                                          /s/ Diana E. McCarthy

                                                          Diana E. McCarthy

cc: W. Bruce McConnel

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